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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C.  20004



March 2, 2004

VIA EDGAR


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
         FILING PURSUANT TO RULE 497(j)



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of Rydex ETF Trust that the form of prospectus and Statement of Additional Information dated March 1, 2004 for the S&P Equal Weight ETF that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission via EDGAR on February 27, 2004, accession number 0001047469-04-005870.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. JOHN MCGUIRE

W. John McGuire